OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2012
Operations, Reportable Information, by Operating Segment
Segment Reporting Disclosure [Text Block]
OPERATING SEGMENTS
As of December 31, 2012, our organizational structure consisted of the following operating segments: Eurasia and Africa; Europe; Latin America; North America; Pacific; Bottling Investments; and Corporate. Effective January 1, 2013, the Company transferred our India and South West Asia business unit from the Eurasia and Africa operating segment to the Pacific operating segment. Accordingly, all segment information presented herein has been revised to reflect this change in our organizational structure.
Segment Products and Services
The business of our Company is nonalcoholic beverages. Our geographic operating segments (Eurasia and Africa; Europe; Latin America; North America; and Pacific) derive a majority of their revenues from the manufacture and sale of beverage concentrates and syrups and, in some cases, the sale of finished beverages. Our Bottling Investments operating segment is comprised of our Company-owned or consolidated bottling operations, regardless of the geographic location of the bottler, except for bottling operations managed by CCR, which are included in our North America operating segment, and equity income from the majority of our equity method investments. Company-owned or consolidated bottling operations derive the majority of their revenues from the sale of finished beverages. Subsequent to our acquisition of CCE's former North America business on October 2, 2010, our North America operating segment began to derive the majority of its net operating revenues from the sale of finished beverages. Refer to Note 2. Generally, bottling and finished product operations produce higher net revenues but lower gross profit margins compared to concentrate and syrup operations.
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2012	2011	2010
Concentrate operations[1]	38%	39%	51%
Finished product operations[2,3]	62	61	49
Net operating revenues	100%	100%	100%

[1]
Includes concentrates sold by the Company to authorized bottling partners for the manufacture of fountain syrups. The bottlers then typically sell the fountain syrups to wholesalers or directly to fountain retailers.

[2]
Includes fountain syrups manufactured by the Company, including consolidated bottling operations, and sold to fountain retailers or to authorized fountain wholesalers or bottling partners who resell the fountain syrups to fountain retailers.

[3]
Includes net operating revenues related to our acquisition of CCE's former North America business for the full year in 2012 and 2011. In 2010, the percentage includes net operating revenues from the date of the CCE acquisition on October 2, 2010.

Method of Determining Segment Income or Loss
Management evaluates the performance of our operating segments separately to individually monitor the different factors affecting financial performance. Our Company manages income taxes and certain treasury-related items, such as interest income and expense, on a global basis within the Corporate operating segment. We evaluate segment performance based on income or loss before income taxes.
Geographic Data
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2012	2011	2010
United States	$19,732	$18,699	$10,629
International	28,285	27,843	24,490
Net operating revenues	$48,017	$46,542	$35,119
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2012	2011	2010
United States	$8,509	$8,043	$8,251
International	5,967	6,896	6,476
Property, plant and equipment — net	$14,476	$14,939	$14,727

Information about our Company's operations by operating segment for the years ended December 31, 2012, 2011 and 2010, is as follows (in millions):

	Eurasia & Africa	Europe		Latin America	North America	Pacific	Bottling Investments		Corporate	Eliminations	Consolidated
2012
Net operating revenues:
Third party	$2,697	$4,481		$4,560	$21,665	$5,680	$8,807		$127	$—	$48,017
Intersegment	—	642		271	15	628	88		—	(1,644)	—
Total net revenues	2,697	5,123		4,831	21,680	6,308	8,895		127	(1,644)	48,017
Operating income (loss)	1,078	2,960		2,879	2,597	2,516	140		(1,391)	—	10,779
Interest income	—	—		—	—	—	—		471	—	471
Interest expense	—	—		—	—	—	—		397	—	397
Depreciation and amortization	33	100		70	1,083	119	406		171	—	1,982
Equity income (loss) — net	20	45		4	13	2	732		3	—	819
Income (loss) before income taxes	1,101	3,015		2,882	2,624	2,523	904		(1,240)	—	11,809
Identifiable operating assets[1]	1,299	2,976	[2]	2,759	34,114	2,163	9,648	[2]	22,767	—	75,726
Investments[3]	1,155	271		539	39	127	8,253		64	—	10,448
Capital expenditures	51	30		88	1,447	107	867		190	—	2,780
2011 — As Adjusted
Net operating revenues:
Third party	$2,590	$4,777		$4,403	$20,559	$5,553	$8,501		$159	$—	$46,542
Intersegment	—	697		287	12	536	90		—	(1,622)	—
Total net revenues	2,590	5,474		4,690	20,571	6,089	8,591		159	(1,622)	46,542
Operating income (loss)	1,003	3,090		2,815	2,319	2,239	224		(1,517)	—	10,173
Interest income	—	—		—	—	—	—		483	—	483
Interest expense	—	—		—	—	—	—		417	—	417
Depreciation and amortization	30	109		63	1,065	115	403		169	—	1,954
Equity income (loss) — net	(3)	33		20	6	1	646		(13)	—	690
Income (loss) before income taxes	1,001	3,134		2,832	2,327	2,242	897		(975)	—	11,458
Identifiable operating assets[1]	1,160	3,204	[2]	2,446	33,422	2,170	8,905	[2]	20,293	—	71,600
Investments[3]	284	243		475	26	133	7,140		73	—	8,374
Capital expenditures	50	38		105	1,364	128	1,039		196	—	2,920
2010 — As Adjusted
Net operating revenues:
Third party	$2,330	$4,424		$3,880	$11,140	$5,037	$8,216		$92	$—	$35,119
Intersegment	2	825		241	65	458	97		—	(1,688)	—
Total net revenues	2,332	5,249		4,121	11,205	5,495	8,313		92	(1,688)	35,119
Operating income (loss)	914	2,976		2,405	1,520	2,114	227		(1,743)	—	8,413
Interest income	—	—		—	—	—	—		317	—	317
Interest expense	—	—		—	—	—	—		733	—	733
Depreciation and amortization	25	106		54	575	107	430		146	—	1,443
Equity income (loss) — net	18	33		24	(4)	1	971		(18)	—	1,025
Income (loss) before income taxes	933	3,020		2,426	1,523	2,116	1,205		2,984	—	14,207
Identifiable operating assets[1]	1,192	2,724	[2]	2,298	32,793	1,913	8,398	[2]	16,018	—	65,336
Investments[3]	291	243		379	57	123	6,426		66	—	7,585
Capital expenditures	57	33		94	711	103	942		275	—	2,215

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets and property, plant and equipment — net.

[2]	Property, plant and equipment — net in Germany represented approximately 10 percent of consolidated property, plant and equipment — net in 2012, 10 percent in 2011 and 10 percent in 2010.

[3]	Principally equity method investments, available-for-sale securities and nonmarketable investments in bottling companies.
In 2012, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $1 million for Europe, $227 million for North America, $3 million for Pacific, $164 million for Bottling Investments and $38 million for Corporate due to charges related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were increased by $4 million for Europe, $1 million for Pacific and $5 million for Corporate due to the refinement of previously established accruals related to the Company's 2008–2011 productivity initiatives. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were increased by $6 million for North America due to the refinement of previously established accruals related to the Company's integration of CCE's former North America business. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were reduced by $21 million for North America due to costs associated with the Company detecting residues of carbendazim, a fungicide that is not registered in the United States for use on citrus products, in orange juice imported from Brazil for distribution in the United States. As a result, the Company began purchasing additional supplies of Florida orange juice at a higher cost than Brazilian orange juice. Refer to Note 17.

•
Operating income (loss) and income (loss) before income taxes were reduced by $20 million for North America due to changes in the Company's ready-to-drink tea strategy as a result of our current U.S. license agreement with Nestlé terminating at the end of 2012. Refer to Note 17.

•
Equity income (loss) — net and income (loss) before income taxes were increased by $8 million for Bottling Investments due to the Company’s proportionate share of unusual or infrequent items recorded by certain of our equity method investees. Refer to Note 17.

•	Income (loss) before income taxes was increased by $185 million for Corporate due to the gain the Company recognized as a result of the merger of Andina and Polar. Refer to Note 16 and Note 17.

•
Income (loss) before income taxes was reduced by $108 million for Corporate due to the loss the Company recognized on the pending sale of a majority ownership interest in our Philippine bottling operations to Coca-Cola FEMSA which closed in January 2013. As of December 31, 2012, the assets and liabilities associated with our Philippine bottling operations were classified as held for sale in our consolidated balance sheets. Refer to Note 16 and Note 17.

•
Income (loss) before income taxes was increased by $92 million for Corporate due to a gain the Company recognized as a result of Coca-Cola FEMSA issuing additional shares of its own stock during the period at a per share amount greater than the carrying amount of the Company's per share investment. Refer to Note 16 and Note 17.

•
Income (loss) before income taxes was reduced by $82 million for Corporate due to the Company acquiring an ownership interest in Mikuni for which we paid a premium over the publicly traded market price. This premium was expensed on the acquisition date. Subsequent to this transaction, the Company accounts for our investment in Mikuni under the equity method of accounting. Refer to Note 16 and Note 17.

•	Income (loss) before income taxes was reduced by $16 million for Corporate due to other-than-temporary declines in the fair values of certain cost method investments. Refer to Note 16 and Note 17.

•
Income (loss) before income taxes was reduced by $1 million for Eurasia and Africa, $4 million for Europe, $2 million for Latin America and $4 million for Pacific due to changes in the structure of BPW, our 50/50 joint venture with Nestlé in the ready-to-drink tea category. Refer to Note 17.

In 2011, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $12 million for Eurasia and Africa, $25 million for Europe, $4 million for Latin America, $374 million for North America, $4 million for Pacific, $89 million for Bottling Investments and $164 million for Corporate, primarily due to the Company's ongoing productivity, integration and restructuring initiatives as well as costs associated with the merger of Arca and Contal. Refer to Note 18 for additional information on our productivity, integration and restructuring initiatives. Refer to Note 17 for additional information related to the merger of Arca and Contal.

•
Operating income (loss) and income (loss) before income taxes were reduced by $82 million for Pacific and $2 million for North America due to charges associated with the earthquake and tsunami that devastated northern and eastern Japan on March 11, 2011. Refer to Note 17.

•
Operating income (loss) and income (loss) before income taxes were reduced by $10 million for Corporate due to charges associated with the floods in Thailand that impacted the Company's supply chain operations in the region. Refer to Note 17.

•
Equity income (loss) — net and income (loss) before income taxes were reduced by $53 million for Bottling Investments, primarily attributable to the Company's proportionate share of asset impairments and restructuring charges recorded by certain of our equity method investees. Refer to Note 17.

•	Income (loss) before income taxes was increased by a net $417 million for Corporate, primarily due to the gain the Company recognized as a result of the merger of Arca and Contal. Refer to Note 17.

•
Income (loss) before income taxes was increased by a net $122 million for Corporate, primarily due to gains the Company recognized as a result of Coca-Cola FEMSA issuing additional shares of its own stock during the year at per share amounts greater than the carrying value of the Company's per share investment. These gains were partially offset by charges associated with certain of the Company's equity method investments in Japan. Refer to Note 17.

•
Income (loss) before income taxes was increased by $102 million for Corporate, primarily due to the gain on the sale of our investment in Embonor, a bottling partner with operations primarily in Chile. Prior to this transaction, the Company accounted for our investment in Embonor under the equity method of accounting. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $41 million for Corporate due to the impairment of an investment in an entity accounted for under the equity method of accounting. Refer to Note 16 and Note 17.

•	Income (loss) before income taxes was reduced by $17 million for Corporate due to other-than-temporary impairments of certain available-for-sale securities. Refer to Note 16 and Note 17.

•
Income (loss) before income taxes was reduced by $9 million for Corporate due to the net charge we recognized on the repurchase and/or exchange of certain long-term debt assumed in connection with our acquisition of CCE's former North America business as well as the early extinguishment of certain other long-term debt. Refer to Note 10.

•
Income (loss) before income taxes was reduced by $5 million for Corporate due to the finalization of working capital adjustments related to the sale of our Norwegian and Swedish bottling operations to New CCE. Refer to Note 2 and Note 17.

In 2010, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $7 million for Eurasia and Africa, $50 million for Europe, $133 million for North America, $22 million for Pacific, $122 million for Bottling Investments and $485 million for Corporate, primarily due to the Company's ongoing productivity, integration and restructuring initiatives; charitable donations; transaction costs incurred in connection with our acquisition of CCE's former North America business and the sale of our Norwegian and Swedish bottling operations to New CCE; and other charges related to bottling activities in Eurasia. Refer to Note 17.

•
Operating income (loss) and income (loss) before income taxes were reduced by $74 million for North America due to the acceleration of expense associated with certain share-based replacement awards issued in connection with our acquisition of CCE's former North America business. Refer to Note 12.

•
Equity income (loss) — net and income (loss) before income taxes were reduced by $66 million for Bottling Investments. This net charge was primarily attributable to the Company's proportionate share of unusual tax charges, asset impairments, restructuring charges and transaction costs recorded by equity method investees, which were partially offset by our proportionate share of a foreign currency remeasurement gain recorded by an equity method investee. The components of the net charge were individually insignificant. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $23 million for Bottling Investments and $25 million for Corporate due to other-than-temporary impairments and a donation of preferred shares in one of our equity method investees. Refer to Note 17.

•
Income (loss) before income taxes was increased by $4,978 million for Corporate due to the remeasurement of our equity investment in CCE to fair value upon the close of the transaction. Refer to Note 2.

•	Income (loss) before income taxes was increased by $597 million for Corporate due to the gain on the sale of our Norwegian and Swedish bottling operations to New CCE. Refer to Note 2.

•
Income (loss) before income taxes was reduced by $342 million for Corporate related to the premiums paid to repurchase the long-term debt and the costs associated with the settlement of treasury rate locks issued in connection with the debt tender offer. Refer to Note 10.

•
Income (loss) before income taxes was reduced by $265 million for Corporate due to charges related to preexisting relationships with CCE. These charges primarily related to the write-off of our investment in infrastructure programs with CCE. Refer to Note 2.

•	Income (loss) before income taxes was reduced by $103 million for Corporate due to the remeasurement of our Venezuelan subsidiary's net assets. Refer to Note 1.

•	Income (loss) before income taxes was increased by $23 million for Corporate due to the gain on the sale of 50 percent of our investment in Leão Junior. Refer to Note 17.